Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Stockholders Equity
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	450,000,000	450,000,000
Common stock, shares issued	179,025,264	180,423,597
Common stock, shares outstanding	168,188,974	179,025,264